DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

August 31, 2022 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 97.7%
Argentina - 1.8%
Argentine Republic Government International Bond
1.00%, 7/9/29	$55,589	$13,133
Step Up Coupon,
0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	325,000	77,838
Step Up Coupon,
1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	410,000	93,070
Step Up Coupon,
3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	230,000	65,002
Step Up Coupon,
3.50% to 7/9/29, 4.875% to 7/9/41	210,000	55,545
Step Up Coupon,
1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	44,000	10,133

(Cost $610,543)		314,721

Armenia - 1.2%
Republic of Armenia International Bond, REGS, 7.15%, 3/26/25
(Cost $213,106)	200,000	200,632

Azerbaijan - 1.1%
Republic of Azerbaijan International Bond, REGS, 4.75%, 3/18/24
(Cost $209,154)	200,000	199,610

Bahrain - 3.2%
Bahrain Government International Bond
REGS, 7.00%, 1/26/26	200,000	205,852
REGS, 6.00%, 9/19/44	200,000	150,322
CBB International Sukuk Programme Co WLL REGS, 4.50%, 3/30/27	200,000	194,774

(Cost $614,239)		550,948

Bolivia - 0.3%
Bolivian Government International Bond, REGS, 4.50%, 3/20/28
(Cost $64,546)	75,000	60,116

Brazil - 3.7%
Brazilian Government International Bond
4.625%, 1/13/28	200,000	191,994
4.50%, 5/30/29	100,000	92,949
3.875%, 6/12/30	100,000	87,388
8.25%, 1/20/34	75,000	85,302
7.125%, 1/20/37	50,000	52,347
5.625%, 1/7/41	50,000	42,777
5.00%, 1/27/45	71,000	55,117
5.625%, 2/21/47	50,000	41,541

(Cost $746,586)		649,415

Cayman Islands - 1.0%
Sharjah Sukuk Program Ltd.,
3.20%, 7/13/31
(Cost $199,663)	200,000	169,393

Chile - 2.8%
Chile Government International Bond
2.55%, 7/27/33	150,000	120,825
3.10%, 5/7/41	150,000	110,887
4.34%, 3/7/42	150,000	129,188
3.86%, 6/21/47	150,000	119,913

(Cost $619,307)		480,813

China - 1.2%
China Government International Bond, 3.50%, 10/19/28
(Cost $228,552)	200,000	199,766

Colombia - 2.1%
Colombia Government International Bond
8.125%, 5/21/24	75,000	78,003
3.25%, 4/22/32	100,000	73,950
6.125%, 1/18/41	80,000	64,090
5.625%, 2/26/44	100,000	72,686
5.00%, 6/15/45	125,000	84,221

(Cost $491,937)		372,950

Costa Rica - 1.2%
Costa Rica Government International Bond
REGS, 6.125%, 2/19/31 (a)	130,000	121,877
REGS, 7.158%, 3/12/45	100,000	88,680

(Cost $203,021)		210,557

Dominican Republic - 3.6%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	100,000	102,639
REGS, 6.00%, 7/19/28	100,000	95,835
REGS, 4.50%, 1/30/30	100,000	84,233
REGS, 5.30%, 1/21/41	150,000	111,690
REGS, 7.45%, 4/30/44	150,000	137,425
REGS, 6.85%, 1/27/45	100,000	85,151

(Cost $712,844)		616,973

Ecuador - 1.4%
Ecuador Government International Bond REGS, 7/31/30, Zero Coupon	36,000	12,417

Step Up Coupon,
144A, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	130,000	68,963
Step Up Coupon,
144A, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	232,000	90,328
Step up Coupon,
REGS, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	80,000	31,148
Step Up Coupon,
144A, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	119,000	41,439
Step up Coupon,
REGS, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	10,000	3,482

(Cost $398,208)		247,777

Egypt - 2.7%
Egypt Government International Bond
REGS, 7.50%, 1/31/27	200,000	170,000
REGS, 7.600%, 3/1/29	200,000	159,000
REGS, 5.875%, 2/16/31	200,000	136,580

(Cost $560,778)		465,580

El Salvador - 0.5%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	40,000	15,451
REGS, 8.625%, 2/28/29	60,000	22,631
REGS, 7.65%, 6/15/35	130,000	45,661

(Cost $199,090)		83,743

Ghana - 1.3%
Ghana Government International Bond
REGS, 10.75%, 10/14/30	200,000	145,000
REGS, 7.875%, 2/11/35	200,000	73,645

(Cost $437,727)		218,645

Guatemala - 0.7%
Guatemala Government Bond
REGS, 4.90%, 6/1/30	75,000	71,530
REGS, 6.125%, 6/1/50	50,000	45,785

(Cost $143,536)		117,315

Hungary - 2.6%
Hungary Government International Bond
5.75%, 11/22/23	60,000	60,897
5.375%, 3/25/24	90,000	90,392
REGS, 2.125%, 9/22/31	200,000	146,432
7.625%, 3/29/41	24,000	27,642
REGS, 3.125%, 9/21/51	200,000	124,715

(Cost $549,516)		450,078

Indonesia - 3.4%
Indonesia Government International Bond
REGS, 4.75%, 1/8/26	60,000	61,426
3.85%, 10/15/30 (a)	50,000	48,849
REGS, 8.50%, 10/12/35	150,000	193,498
REGS, 6.625%, 2/17/37	150,000	168,787
REGS, 7.75%, 1/17/38	100,000	122,830

(Cost $705,153)		595,390

Ivory Coast (Cote D’Ivoire) - 0.6%
Ivory Coast Government International Bond, Coupon Series REGS, 5.75%, 12/31/32
(Cost $124,075)	125,389	112,578

Jamaica - 1.8%
Jamaica Government International Bond
6.75%, 4/28/28	181,000	196,669
7.875%, 7/28/45	93,000	107,887

(Cost $310,465)		304,556

Jordan - 1.1%
Jordan Government International Bond, REGS, 5.75%, 1/31/27
(Cost $205,111)	200,000	186,320

Kazakhstan - 1.2%
Kazakhstan Government International Bond, REGS, 6.50%, 7/21/45
(Cost $292,867)	200,000	201,100

Kenya - 0.9%
Republic of Kenya Government International Bond, REGS, 7.25%, 2/28/28
(Cost $198,933)	200,000	157,000

Kuwait - 1.2%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27
(Cost $213,709)	200,000	200,380

Malaysia - 0.4%
Malaysia Wakala Sukuk Bhd, REGS, 2.07%, 4/28/31
(Cost $81,526)	80,000	70,923

Mexico - 3.3%
Mexico Government International Bond
3.25%, 4/16/30 (a)	100,000	89,192
MTN, 8.30%, 8/15/31	50,000	62,208
Series A, MTN,
7.50%, 4/8/33	50,000	59,555
Series A, MTN,
6.75%, 9/27/34	40,000	44,184
6.05%, 1/11/40	96,000	96,412
MTN, 4.75%, 3/8/44	90,000	76,582
5.55%, 1/21/45 (a)	40,000	37,578
4.60%, 1/23/46	25,000	20,475
4.60%, 2/10/48	30,000	24,374
4.50%, 1/31/50	25,000	19,942
GMTN, 5.75%, 10/12/10	40,000	34,391

(Cost $672,167)		564,893

Mongolia - 1.4%
Mongolia Government International Bond
REGS, 8.75%, 3/9/24	200,000	202,423
REGS, 5.125%, 4/7/26	50,000	46,188

(Cost $258,363)		248,611

Morocco - 0.9%
Morocco Government International Bond, REGS, 5.50%, 12/11/42
(Cost $245,242)	200,000	163,820

Oman - 3.3%
Oman Government International Bond
REGS, 5.375%, 3/8/27	200,000	198,000
REGS, 5.625%, 1/17/28	200,000	197,250
REGS, 6.75%, 1/17/48	200,000	178,750

(Cost $528,871)		574,000

Panama - 4.3%
Panama Government International Bond
3.75%, 3/16/25	50,000	49,534
7.125%, 1/29/26	100,000	109,255
3.875%, 3/17/28	150,000	144,271
9.375%, 4/1/29	25,000	30,600
6.70%, 1/26/36	100,000	107,899
4.30%, 4/29/53	50,000	38,312
4.50%, 4/1/56	150,000	116,373
3.87%, 7/23/60	175,000	120,933
4.50%, 1/19/63	50,000	37,938

(Cost $980,077)		755,115

Paraguay - 1.3%
Paraguay Government International Bond, REGS, 3.849%, 6/28/33
(Cost $238,730)	270,000	232,039

Peru - 3.4%
Peruvian Government International Bond
7.35%, 7/21/25	25,000	26,914
4.125%, 8/25/27	25,000	24,554
2.783%, 1/23/31	100,000	85,533
8.75%, 11/21/33	100,000	129,117
3.00%, 1/15/34	100,000	81,900
6.55%, 3/14/37	40,000	43,925
3.30%, 3/11/41	75,000	57,225
5.625%, 11/18/50	71,000	73,965
2.78%, 12/1/60	115,000	71,738

(Cost $768,751)		594,871

Philippines - 4.2%
Philippine Government International Bond
3.00%, 2/1/28	100,000	96,563
3.75%, 1/14/29	100,000	99,125
9.50%, 2/2/30	160,000	211,200
3.95%, 1/20/40	50,000	45,687
3.70%, 3/1/41	100,000	86,875
3.70%, 2/2/42	150,000	129,563
4.20%, 3/29/47	75,000	67,925

(Cost $849,525)		736,938

Poland - 1.7%
Republic of Poland Government International Bond, 3.25%, 4/6/26
(Cost $319,098)	300,000	295,576

Qatar - 3.6%
Qatar Government International Bond
REGS, 4.00%, 3/14/29	200,000	203,750
144A, 9.75%, 6/15/30	100,000	140,875
144A, 6.40%, 1/20/40	60,000	73,087
REGS, 5.103%, 4/23/48	200,000	214,500

(Cost $727,756)		632,212

Romania - 3.1%
Romanian Government International Bond
REGS, 4.375%, 8/22/23	100,000	99,962
REGS, 4.875%, 1/22/24	100,000	100,397
REGS, 3.00%, 2/14/31	100,000	79,535
REGS, 6.00%, 5/25/34	50,000	47,875
144A, 6.125%, 1/22/44	70,000	66,293
REGS, 6.125%, 1/22/44	50,000	47,353
REGS, 5.125%, 6/15/48	40,000	33,041
REGS, 4.00%, 2/14/51	90,000	62,218

(Cost $637,488)		536,674

Saudi Arabia - 5.9%
KSA Sukuk Ltd.
REGS, 2.25%, 5/17/31	300,000	268,125
Saudi Government International Bond
REGS, 4.375%, 4/16/29	200,000	207,000
REGS, 2.75%, 2/3/32	200,000	183,500
REGS, 2.25%, 2/2/33	200,000	171,500
REGS, 5.00%, 4/17/49	200,000	198,750

(Cost $1,182,575)		1,028,875

South Africa - 3.1%
Republic of South Africa Government International Bond
4.85%, 9/27/27 (a)	125,000	117,693
4.30%, 10/12/28	200,000	177,586
5.65%, 9/27/47	150,000	107,602
6.30%, 6/22/48	130,000	101,295
5.75%, 9/30/49	40,000	28,750

(Cost $595,834)		532,926

Sri Lanka - 0.5%
Sri Lanka Government International Bond
REGS, 6.85%, 3/14/24 (b)	100,000	33,650
144A, 7.85%, 3/14/29 (b)	75,000	24,996
REGS, 7.55%, 3/28/30 (b)	100,000	33,200

(Cost $216,768)		91,846

Trinidad and Tobago - 1.1%
Trinidad & Tobago Government International Bond, REGS, 4.50%, 8/4/26 (a)
(Cost $206,470)	200,000	198,225

Turkey - 3.6%
Turkey Government International Bond
5.75%, 3/22/24	25,000	23,844
6.35%, 8/10/24	50,000	47,406
7.375%, 2/5/25	55,000	52,387
4.75%, 1/26/26	70,000	60,200
4.25%, 4/14/26	50,000	41,750
4.875%, 10/9/26	100,000	83,500
5.125%, 2/17/28	85,000	66,725
6.125%, 10/24/28	100,000	81,500
11.875%, 1/15/30	65,000	70,525
8.00%, 2/14/34	15,000	12,975
6.875%, 3/17/36	50,000	37,500
7.25%, 3/5/38	50,000	38,750

(Cost $694,038)		617,062

Ukraine - 0.7%
Ukraine Government International Bond
REGS, 7.75%, 9/1/27	100,000	20,750
REGS, 7.75%, 9/1/29	250,000	52,500
144A, 9.75%, 11/1/30	60,000	12,750
REGS, 9.75%, 11/1/30	200,000	42,500

(Cost $597,740)		128,500

United Arab Emirates - 3.3%
Abu Dhabi Government International Bond
REGS, 3.125%, 10/11/27	200,000	197,296
REGS, 4.125%, 10/11/47	200,000	189,141
REGS, 3.875%, 4/16/50	200,000	180,977

(Cost $699,265)		567,414

Uruguay - 4.2%
Uruguay Government International Bond
4.50%, 8/14/24	34,666	35,152
4.375%, 10/27/27	77,000	79,179
4.375%, 1/23/31	124,000	126,831
7.875%, 1/15/33	42,000	54,159
7.625%, 3/21/36	54,000	69,586
4.125%, 11/20/45	37,000	35,189
5.10%, 6/18/50	201,000	204,915
4.975%, 4/20/55	132,000	132,865

(Cost $857,082)		737,876

Uzbekistan - 1.1%
Republic of Uzbekistan International Bond, REGS, 4.75%, 2/20/24
(Cost $207,553)	200,000	196,181

Zambia - 0.7%
Zambia Government International Bond, REGS, 8.97%, 7/30/27 (b)
(Cost $100,198)	200,000	121,311

TOTAL SOVEREIGN BONDS (Cost $20,917,783)		16,992,244

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d) (Cost $377,775)	377,775	377,775

CASH EQUIVALENTS - 2.3%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c) (Cost $400,543)	400,543	400,543

TOTAL INVESTMENTS - 102.2% (Cost $21,696,101)		$17,770,562
Other assets and liabilities, net - (2.2%)		(390,354)

NET ASSETS - 100.0%		$17,380,208

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d)
482,208	—	(104,433) (e)	—	—	1,153	—	377,775	377,775
CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
166,057	886,683	(652,197)	—	—	974	—	400,543	400,543

648,265	886,683	(756,630)	—	—	2,127	—	778,318	778,318

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $386,482, which is 2.2% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $23,187.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$16,992,244	$—	$16,992,244
Short-Term Investments (a)	778,318	—	—	778,318

TOTAL	$778,318	$16,992,244	$—	$17,770,562

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESEB-PH1

R-089711-1 (5/24) DBX005195 (5/24)